Summary of Revenue from Collaboration and License Agreements (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																				6 Months Ended		12 Months Ended
	Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaboration and license revenue	$ 2,601	[1]	$ 3,108	[1]	$ 1,958	[1]	$ 738	[1]	$ 66,865	[1]	$ 2,481	[1]	$ 39,511	[1]	$ 18,563	[1]	$ 10,080	[1]	$ 9,875	[1]	$ 5,709	$ 69,346	$ 72,042	$ 78,029	$ 35,268
Licensing Agreements | Novartis AG
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
License revenue																						53,282	53,846	7,692	7,692
Reimbursement of research and development expense																						16,064	16,238	1,879	898
Collaboration and license revenue																						69,346	70,084	9,571	8,590
Licensing Agreements | Bristol-Myers Squibb Company (BMS) and Pfizer Inc. (Pfizer)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Recognition of research and development services																					3,094		1,958
Collaboration and license revenue																					3,094		1,958
Licensing Agreements | Bayer Pharma, AG (Bayer) and Janssen Pharmaceuticals, Inc. (Janssen)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Recognition of research and development services																					2,438
Collaboration and license revenue																					2,438
Licensing Agreements | Lee's Pharmaceutical (HK) Ltd (Lee's)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Recognition of research and development services																					52
Collaboration and license revenue																					52
Licensing Agreements | Daiichi Sankyo, Inc. (Daiichi)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Recognition of research and development services																					125
Collaboration and license revenue																					125
Licensing Agreements | Merck
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
License revenue																								21,429	21,429
Reimbursement of research and development expense																								9,973	5,249
Collaboration and license revenue																								31,402	26,678
Licensing Agreements | Biogen Idec
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
License revenue																								37,056
Collaboration and license revenue																								$ 37,056

[1]	The amounts were computed independently for each quarter, and the sum of the quarters may not total the annual amounts.